Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
in EUR million	2023	2022
Trading liabilities	37,220	39,088
Non-trading derivatives	2,019	3,048
Designated at fair value through profit or loss	55,400	50,883
	94,638	93,019

Schedule of trading liabilities by type

Trading liabilities by type
in EUR million	2023	2022
Equity securities	1,156	935
Debt securities	2,492	1,291
Funds on deposit	10,443	5,993
Derivatives	23,129	30,869
	37,220	39,088

Summary of non-trading derivatives by type

Non-trading derivatives by type
in EUR million	2023	2022
Derivatives used in:
- fair value hedges	113	244
- cash flow hedges	458	1,275
- hedges of net investments in foreign operations	92	83
Other non-trading derivatives	1,356	1,446
	2,019	3,048

Summary of designated as at fair value through trofit or loss by type

Designated at fair value through profit or loss by type
in EUR million	2023	2022
Debt securities	8,672	6,537
Funds entrusted	46,633	44,263
Subordinated liabilities	95	82
	55,400	50,883